Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of net loss discontinued operations explanatory
$
Expenses
General and administrative	1,185,600
Total operating expenses	1,185,600

Loss from discontinued operations	(1,185,600)

Other income	(32,852)
Gain on sale of property and plant	(4,249,582)
Net income (loss) from discontinued operations	3,096,834